February 3, 2010

VIA EDGAR SYSTEM

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Lotsoff Capital Management Investment Trust
File Nos. 333-108394 and 811-21422
Rule 497(j) Certification

Ladies & Gentlemen:

The undersigned officer of Lotsoff Capital Management Investment Trust (the “Trust”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that:

1.      The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 10 to the Form N-1A Registration Statement filed by the Trust on January 29, 2010, which became effective that same day.  This is the most recent amendment to such Registration Statement.

2.      The text of Post-Effective Amendment No. 10 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on January 29, 2010.

Very truly yours

LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST

By: /s/ Margaret M. Baer
       Margaret M. Baer
       Secretary